Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	NCLH
Entity Registrant Name	NORWEGIAN CRUISE LINE HOLDINGS LTD.
Entity Central Index Key	0001513761
Entity Filer Category	Non-accelerated Filer